Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net loss	$ (67,401)	$ (5,375)	$ (17,359)	$ (62,344)
Adjustments to reconcile net loss to net cash used in operating activities
Non-cash interest	301	24	929
Stock-based compensation	646	4,543	12,378	56,550
Non-cash put option		250	250
Loss on issuance of warrant	884
Non-cash stock issuances	358
Loss in connection with Backstop Forward Purchase Agreement asset	12,676
Loss on extinguishment of debt	13,595
Change in fair value of Backstop Forward Purchase Agreement asset	26,934
Non-cash transaction costs in excess of Business combination proceeds	7,429
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	1,445	(996)
Accrued expenses-related party	482
Changes in operating assets and liabilities		1,187	2,809	4,741
Net cash used in operating activities	(2,651)	(367)	(993)	(1,053)
Investing activities
Investment of cash in trust account
Net cash used in investing activities
Financing activities
Payment to Backstop Parties for Backstop Forward Purchase Agreement	(51,606)
Expenses paid by related party shareholder			232	96
Payment to Backstop Parties for Share Consideration	(12,676)
Proceeds from issuance of common stock, net of issuance costs	14,260			1,017
Proceeds from reverse capitalization	52,070
Payment made for short term loan	(550)
Short term loans, net of issuance costs	1,425	599	735
Net cash provided by financing activities	2,923	599	967	1,113
Net increase in cash	272	232	(26)	60
Cash – beginning of year	34	60	60
Cash – end of period	306	292	34	60
Non-cash financing activities
Offering costs not yet paid	2,048
Common stock issued in consideration for extension of loans	$ 13,953
Deferred offering costs not yet paid			1,808	19
Warrants issued related to short term loans			1,074
Short term loans issuance costs not yet paid			$ 25